STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

June 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 8.5%
Asset-Backed Certificates - .2%
Carrington Mortgage Loan Trust, Ser. 2006-NC5, Cl. A2, 1 Month LIBOR +.11%	0.29	1/25/2037	98,476	[a]	95,833
Daimler Trucks Retail Trust, Ser. 2018-1, Cl. A3	2.85	7/15/2021	169,382	[b]	169,621
				265,454
Asset-Backed Ctfs./Auto Receivables - 3.1%
Capital Auto Receivables Asset Trust, Ser. 2018-1, Cl. A4	2.93	6/20/2022	1,000,000	[b]	1,013,144
Enterprise Fleet Financing, Ser. 2018-1, Cl. A2	2.87	10/20/2023	452,289	[b]	455,354
Ford Credit Floorplan Master Owner Trust A, Ser. 2018-1, Cl. A1	2.95	5/15/2023	1,000,000		1,018,423
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A3	3.23	5/10/2022	743,460	[b]	749,340
Santander Retail Auto Lease Trust, Ser. 2018-A, Cl. A3	2.93	5/20/2021	303,024	[b]	303,663
				3,539,924
Banks - 1.8%
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	1,000,000		1,041,153
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	1,000,000		1,084,751
				2,125,904
Health Care - 3.4%
SSM Health Care Corp., Sr. Unscd. Notes, Ser. 2018	3.69	6/1/2023	3,645,000		3,916,746
Total Bonds and Notes (cost $9,407,625)			9,848,028

Long-Term Municipal Investments - 90.6%
Arizona - 1.5%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	4.80	7/1/2028	1,600,000	[b]	1,724,336
Arkansas - 1.8%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2025	1,835,000		2,139,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.6% (continued)
California - 2.5%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2027	1,100,000	1,185,492
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	525,000	[b] 582,183
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2028	985,000	1,158,360
				2,926,035
Colorado - 2.0%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2029	1,000,000	1,247,010
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,000,000	1,063,180
				2,310,190
Connecticut - 2.5%
Connecticut, GO, Ser. A	5.00	10/15/2025	1,000,000	1,132,810
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2033	1,000,000	1,141,910
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2026	500,000	580,845
				2,855,565
District of Columbia - .8%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. B	3.88	7/1/2024	1,000,000	974,160
Florida - 4.4%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. B2	3.00	11/15/2023	1,250,000	1,250,050
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2026	1,000,000	1,192,170
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,142,900
Reedy Creek Improvement District, GO, Refunding, Ser. A	1.87	6/1/2026	1,435,000	1,482,929
				5,068,049
Georgia - 6.6%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,145,300

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.6% (continued)
Georgia - 6.6% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2030	1,145,000	1,417,350
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2021	1,000,000	1,018,180
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.87	9/1/2023	1,000,000	[a] 992,080
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	1,750,000	2,011,450
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2029	1,000,000	1,084,280
				7,668,640
Hawaii - 2.1%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,259,610
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	1,090,000	1,176,709
				2,436,319
Illinois - 14.2%
Chicago Il Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,107,790
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000	1,140,660
Chicago Il Waterworks, Revenue Bonds (2nd LIEN Project)	5.00	11/1/2026	1,000,000	1,130,220
Chicago O'Hare International Airport, Revenue Bonds	5.25	1/1/2024	1,000,000	1,068,100
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	750,000	863,925
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2028	1,000,000	1,089,740
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	1,000,000	1,169,960
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2035	1,100,000	1,205,039
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2026	1,000,000	1,168,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.6% (continued)
Illinois - 14.2% (continued)
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2031	1,000,000	1,187,740
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2027	1,000,000	1,202,980
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	1,000,000	1,026,760
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	5.00	4/1/2027	550,000	650,227
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	750,000	915,810
University of Illinois, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2025	1,450,000	1,520,586
				16,447,927
Iowa - .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	830,000	838,375
Kansas - .8%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,000,000	968,920
Kentucky - 1.0%
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	1,162,620
Maryland - 3.2%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2032	1,000,000	1,203,330
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2028	2,000,000	2,461,180
				3,664,510
Massachusetts - 2.7%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,000,000	1,175,170
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,200,000	1,390,092

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.6% (continued)
Massachusetts - 2.7% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	500,000	614,420
				3,179,682
Michigan - 1.0%
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,141,260
Minnesota - .8%
Duluth Independent School District No. 709, COP, Refunding, Ser. B	5.00	2/1/2024	800,000	915,232
Missouri - 3.0%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2028	1,000,000	1,117,230
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2023	1,000,000	1,125,350
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2027	1,000,000	1,190,490
				3,433,070
Multi-State - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,245,000	[b] 1,392,097
New Jersey - 6.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal Project)	5.00	10/1/2023	1,000,000	1,080,070
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2026	1,000,000	1,109,870
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,000,000	1,026,050
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2022	1,000,000	1,075,980
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 2015-1A	5.00	12/1/2024	1,000,000	1,129,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 90.6% (continued)
New Jersey - 6.5% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2029	1,120,000		1,301,754
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	735,000		748,112
				7,471,246
New York - 8.1%
New York City, GO, Ser. D2	3.86	12/1/2028	2,000,000		2,296,860
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	450,000		505,526
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000		1,279,910
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2027	800,000	[b]	962,264
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. B	2.67	3/15/2023	1,000,000		1,048,770
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	1,000,000	[b]	1,003,110
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	1,000,000		1,183,260
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2022	1,000,000		1,047,020
				9,326,720
Oklahoma - .9%
Oklahoma Development Finance Authority, Revenue Bonds (Gilcrease Developers)	1.63	7/6/2023	1,000,000		993,870
Pennsylvania - 8.6%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2028	1,000,000		1,265,910
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,500,000		1,625,820
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000		1,133,110
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,000,000		1,026,910

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.6% (continued)
Pennsylvania - 8.6% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2033	1,000,000	1,218,670
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2029	1,000,000	1,178,640
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,212,430
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	1,000,000	1,251,680
				9,913,170
Rhode Island - 2.2%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2025	1,250,000	1,434,187
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	1,000,000	1,145,590
				2,579,777
South Carolina - .9%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2021	1,000,000	1,057,610
Tennessee - 2.3%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,120,000	1,324,198
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	1,250,000	1,346,100
				2,670,298
Texas - 5.9%
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2027	1,250,000	1,408,925
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	1,175,000	1,305,460
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	1,000,000	1,110,520
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	750,000	774,780
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2027	1,000,000	1,155,600
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[b] 1,050,540
				6,805,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 90.6% (continued)
Virginia - .9%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,000,000	1,029,660
Washington - 1.0%
Port of Seattle, Revenue Bonds	5.00	4/1/2027	1,000,000	1,213,780
Wisconsin - .5%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2026	500,000	607,070
Total Long-Term Municipal Investments (cost $100,681,017)			104,915,238
Total Investments (cost $110,088,642)			99.1%	114,763,266
Cash and Receivables (Net)			0.9%	1,089,282
Net Assets			100.0%	115,852,548

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $9,405,652 or 8.12% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	3,805,378	-	3,805,378
Corporate Bonds	-	6,042,650	-	6,042,650
Municipal Securities	-	104,915,238	-	104,915,238

†  See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2020, accumulated net unrealized appreciation on investments was $4,674,624, consisting of $4,931,378 gross unrealized appreciation and $256,754 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.